ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Sep. 30, 2020
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION
China Distance Education Holdings Limited (the “Company”) was incorporated under the law of the Cayman Islands on January 11, 2008. The Company, its subsidiaries, its consolidated variable interest entities (the “VIEs”) and the VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing online and offline education services and selling related products in the People’s Republic of China (the “PRC”).
As of September 30, 2020, details of the Company’s major subsidiaries, its VIEs and VIEs’ major subsidiaries were as follows:

Company name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership by the Company	Principal activities
Major Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	35.76% (Note 23)	Provision of start-up training services
Xiamen NetinNet Software Co., Ltd (“Xiamen NetinNet”)	May 3, 2016	PRC	28.608%*	Provision of learning simulation software production
Variable interest entities:
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (“Champion Healthcare Education”)	May 13, 2015	PRC	Nil	Inactive
Major subsidiaries of variable interest entities :

Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Champion Culture Development Co., Ltd. (“Champion Culture”)	June 03, 2015	PRC	Nil	Provision of sales of books and reference materials
Jiangsu Zhengbao Asset Financial Advisory Co., Ltd. (“Jiangsu Asset”)	November 1, 2017	PRC	Nil	Provision of financial and tax advisory and accounting service
Beijing Ruida Chengtai Education Technology Co., Ltd. (“Beijing Ruida”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Beijing Youbang Culture and Art Training School (“Beijing Youbang”)	July 11, 2018	PRC	Nil	Provision of legal profession services
Jiangsu Champion Healthcare Education Technology Co., Ltd. (“Jiangsu Healthcare”)	January 29, 2019	PRC	Nil	Provision of online education services
Jiangsu Champion E&C Education Technology Co., Ltd. (“Jiangsu E&C”)	January 29, 2019	PRC	Nil	Provision of online education services
Jiangsu Champion Self-taught Education Co., Ltd. (“Jiangsu Self-taught”)	January 29, 2019	PRC	Nil	Provision of online education services
Beijing Champion H&E Technology Co., Ltd. (“Beijing H&E”)	March 21, 2019	PRC	Nil	Provision of online education services
Beijing Champion E&C Education Technology Co., Ltd. (“Beijing E&C”)	March 05, 2019	PRC	Nil	Provision of online education services
Beijing Champion Self-taught Education Co., Ltd. (“Beijing Self-taught”)	March 07, 2019	PRC	Nil	Provision of online education services
*Note: The entity is the subsidiary of Zhengbao Yucai.
The VIE arrangements
There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing telecommunications value-added services in the PRC. As a Cayman Islands corporation, the Company is deemed a foreign legal person under the
PRC laws. Accordingly, Champion Technology, the Company’s wholly owned subsidiary in the PRC, as a foreign invested company, may be deemed to be ineligible to engage in education business in the PRC.
To comply with these foreign ownership restrictions, the Company operates substantially all of its online education services through its VIE, Beijing Champion, and the VIE’s subsidiaries in the PRC. The VIE and its subsidiaries hold leases and other assets necessary to provide online education services and generate all of the Company’s revenues. To provide the Company effective control over the VIE and the ability to receive substantially all of the economic benefits of the VIE and its subsidiaries, a series of contractual arrangements were entered into amongst CDEL Hong Kong, Champion Technology, Beijing Champion and Beijing Champion’s direct equity holders.

•	Agreements that transfer economic benefits to Champion Technology
Exclusive technical support and consultancy services agreement
Pursuant to the exclusive technical support and consultancy services agreement between Beijing Champion and Champion Technology, Champion Technology has the exclusive right to provide to Beijing Champion technical and consulting services. Champion Technology is entitled to charge Beijing Champion a service fee equal to its profit before such service fee and tax. This agreement will remain effective until Beijing Champion ceases its operations.
Equity pledge agreement
Pursuant to the equity pledge agreement between Beijing Champion and Champion Technology, the nominee shareholders of Beijing Champion have pledged their equity interest in Beijing Champion to Champion Technology to secure the payment obligations of Beijing Champion under the technical support and consultancy services agreement between Beijing Champion and Champion Technology. If Beijing Champion breaches its contractual obligations under that agreement, Champion Technology, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of Beijing Champion agree that, without prior written consent of Champion Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Champion Technology’s interest. This agreement will remain effective until the discharge of Beijing Champion’s contractual obligations under the exclusive technical support and consultancy services agreement as described above.
Letter of undertaking from Beijing Champion’s shareholders to Champion Technology
Pursuant to this letter addressed to Champion Technology, the shareholders of Beijing Champion undertook to, unless restricted by laws, regulations or legal procedures, (i) remit all dividends, interests, other distributions or remnant assets after liquidation, if any, they receive from Beijing Champion to Champion Technology without compensation, after paying the corresponding tax and any other required expenses, (ii) transfer all or part of their equity interests to CDEL Hong Kong at a nominal or minimal purchase price, in the event CDEL Hong Kong exercises its exclusive purchase right to acquire any or all of the equity interests in Beijing Champion, (iii) remit to Champion Technology all considerations they may receive from CDEL Hong Kong’s acquisition of any equity interests in Beijing Champion, without compensation, after paying the corresponding tax and any other required expenses and (iv) act in the best interest of Champion Technology.

•	Agreements that provide the Company effective control over Beijing Champion
Exclusive purchase right contract
Pursuant to the exclusive purchase right agreement, CDEL Hong Kong has the unconditional right to purchase the entire equity interest in, or all the assets of Beijing Champion, for a purchase price equal to the net assets of Beijing Champion or the minimum price permitted by the PRC
laws, if and when
the PRC
laws are amended to permit such a transaction. The term of this agreement is ten years from the date thereof and can be extended for another ten years, at the discretion of CDEL Hong Kong. On December 19, 2014, CDEL Hong Kong decided to extend the term of this agreement for another ten years and retroactively acknowledged the validity of this agreement for the period from May 9, 2014 to December 19, 2014. Through the exclusive purchase right contract, each of Beijing Champion’s shareholders irrevocably granted CDEL Hong Kong an exclusive right to acquire, at any time, for its own account or through one or more PRC individuals or entities as nominee shareholders of its choice to replace the existing shareholders of Beijing Champion. This kick-out right reinforces CDEL Hong Kong’s ability to direct the activities that most significantly impact Beijing Champion’s economic performance.
Power of attorney
Pursuant to the power of attorney, the nominee shareholders of Beijing Champion each executed an irrevocable power of attorney assigning Champion Technology or any person designated by Champion Technology as their attorney-in-fact to vote on their behalf on all matters of Beijing Champion requiring shareholder approval under the PRC
laws and regulations and the articles of association of Beijing Champion.
The Articles of Incorporation of Beijing Champion states that the major rights of the shareholders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Champion Technology has the ability to exercise effective control over Beijing Champion through equity holder votes and, through such votes, to also control the composition of the board of directors.
These contractual arrangements allow the Group to effectively control Beijing Champion and its subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats Beijing Champion as a VIE and because the Group is the primary beneficiary of Beijing Champion, the Group has consolidated the financial results of Beijing Champion and its subsidiaries.
In December 2015, the Group incorporated Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd. (“Zhongxi Healthcare Education”) in the PRC. On December 28, 2015, a series of contractual arrangements were signed among Zhongxi Healthcare Education, Champion Healthcare Education, a private company domiciled in the PRC owned by Mr. Zhengdong Zhu, the chairman and the Chief Executive Officer (the “CEO”) of the Group, and his spouse Ms. Baohong Yin, and the shareholders of Champion Healthcare Education. These contractual arrangements include an exclusive business cooperation agreement, an equity pledge agreement, a letter of undertaking, an exclusive option agreement, and the powers of attorney.

•	Agreements that transfer economic benefits to Zhongxi Healthcare Education
Exclusive business cooperation agreement
Pursuant to the exclusive business cooperation agreement between Zhongxi Healthcare Education and Champion Healthcare Education, Zhongxi Healthcare Education has the exclusive right to provide to Champion Healthcare Education with marketing, technical and management consulting services. Champion Healthcare Education is entitled to charge Zhongxi Healthcare Education a service fee equal to its profit before such service fee and tax. This agreement will remain effective until Zhongxi Healthcare Education ceases its operations or terminates this agreement in writing.

Equity pledge agreement
Under this agreement, for the purpose to secure the payment obligations of Champion Healthcare Education under the exclusive business cooperation agreement described above, each of Champion Healthcare Education’s shareholders, Mr. Zhengdong Zhu and Ms. Baohong Yin, pledged to Zhongxi Healthcare Education his or her entire equity ownership interests in Champion Healthcare Education. The equity pledges under the Equity Pledge Agreements entered into by Champion Technology and Mr. Zhengdong Zhu and Ms. Baohong Yin, respectively, and the equity pledges under the Equity Pledge Agreement entered into by Zhongxi Healthcare Education and Mr. Zhengdong Zhu and Ms. Baohong Yin have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC. Upon the occurrence of certain events of default specified in this agreement, the pledgee may exercise its rights and foreclose on the pledged equity interest. Under this agreement, the pledgors may not transfer the pledged equity interests without the pledgee’s prior written consent. This agreement will also be binding upon successors of the pledgors and transferees of the pledged equity interests. This agreement will remain effective until the discharge of Champion Healthcare Education’s contractual obligations under the exclusive business cooperation agreement as described above.
Letter of Undertaking from Champion Healthcare Education’s Shareholders to Zhongxi Healthcare Education
Pursuant to this letter addressed to Zhongxi Healthcare Education, the shareholders of Champion Healthcare Education undertook to, unless restricted by laws, regulations or legal procedures, (i) remit all dividends, interests, other distributions or remnant assets after liquidation, if any, they receive from Champion Healthcare Education to Zhongxi Healthcare Education without compensation, after paying the corresponding tax and any other required expenses, (ii) transfer all or part of their equity interests in Champion Healthcare Education to Zhongxi Healthcare Education at a nominal purchase price, in the event Zhongxi Healthcare Education exercises its exclusive option to acquire any or all of the equity interests in Champion Healthcare Education, (iii) remit to Zhongxi Healthcare Education all considerations they may receive from Zhongxi Healthcare Education’s acquisition of any equity interests in Champion Healthcare Education, without compensation, after paying the corresponding tax and any other required expenses, and (iv) act in the best interest of Zhongxi Healthcare Education.

•	Agreements that provide the Company effective control over Zhongxi Healthcare Education
Exclusive Option Agreement
Pursuant to the exclusive option agreement entered into among Zhongxi Healthcare Education, Champion Healthcare Education and its shareholders, Zhongxi Healthcare Education or any third-party designated by it has the right to acquire, in whole or in part, the respective equity interests in Champion Healthcare Education of its shareholders when permitted by applicable PRC laws and regulations. This agreement will remain effective until the entire equity interests in Champion Healthcare Education are transferred to Zhongxi Healthcare Education.
Powers of Attorney
Pursuant to these powers of attorney, each shareholder of Champion Healthcare Education authorized Zhongxi Healthcare Education or any person it designates to (i) exercise all voting powers that such shareholder enjoys under the laws and the articles of association of Champion Healthcare Education, including the sale, transfer or pledge, in whole or in part, of such shareholder’s equity interests in Champion Healthcare Education; (ii) nominate and appoint, on behalf of such shareholder, the legal representative, directors, supervisors, general manager, and other senior management of Champion Healthcare Education; (iii) execute the share transfer agreement as contemplated by the exclusive option agreement described above, and perform the equity pledge agreement and the exclusive option agreement described above; and (iv) authorize any third party to carry out any of the above actions. In addition, the shareholders undertook to refrain from exercising any of the abovementioned rights.
These contractual arrangements allow the Group to effectively control Champion Healthcare Education and to derive substantially all of the economic benefits from them. Accordingly, the Group treats Champion Healthcare Education as a VIE and because the Group is the primary beneficiary of Champion Healthcare Education, the Group has consolidated the financial results of Champion Healthcare Education. To comply with those foreign ownership restrictions, the Company plans to operate substantially all of its healthcare education services through its VIE, Zhongxi Healthcare Education in the PRC. The VIE plans to hold leases and other assets necessary to provide healthcare education services and generate all of the Company’s revenues related to healthcare education, but have not yet actively engaged in business as of September
 30, 2020.
•	Risks in relation to the VIE structure
The Company believes that the contractual arrangements with Beijing Champion and its shareholders, and Champion Healthcare Education and its shareholders, are in compliance with existing PRC laws and regulations, are valid, binding and enforceable and will not result in any violation of the PRC laws or regulations. However, the PRC regulatory authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries or consolidated affiliated entities;

•	restrict the rights to collect revenues from any of the Company’s PRC subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries or consolidated affiliated entities;

•	require the Company’s PRC subsidiaries or consolidated affiliated entities to restructure the relevant ownership structure or operations;

•	take other regulatory or enforcement action, including levying fines that could be harmful to the Company’s business; or

•	impose additional conditions or requirements with which the Company may not be able to comply.
The imposition of any of these penalties may result in a material adverse effect on the Company’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs and their subsidiaries.
The Company’s ability to control Beijing Champion and Champion Healthcare Education also depends on the powers of attorney that enable Champion Technology and Zhongxi Healthcare Education to vote on all matters requiring shareholder approval for Beijing Champion and Champion Healthcare Education, respectively. As noted above, the Company believes these powers of attorney are valid, binding and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

Certain shareholders of Beijing Champion and Champion Healthcare Education are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of Beijing Champion and Champion Healthcare Education. Their interests as beneficial owners of Beijing Champion and Champion Healthcare Education may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will resolve in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of Beijing Champion and Champion Healthcare Education, on one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of Beijing Champion and Champion Healthcare Education will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of Beijing Champion should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of Beijing Champion and Champion Healthcare Education arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.
The Group’s online education business has been directly operated by (and as a result substantially all of the Group’s revenues have been generated from) the VIEs and their subsidiaries. For the years ended September 30, 2019 and 2020, the VIEs and their subsidiaries accounted for an aggregate of 57% and 68%, respectively, of the Group’s consolidated total assets, and

75% and 88%,
respectively, of the Group’s consolidated total liabilities. The assets not associated with the VIEs and their subsidiaries in these years primarily consisted of cash held by the Company.
The following financial information of the Company’s VIEs and the VIEs’ subsidiaries as of September 30, 2019 and 2020 and for each of the three years ended September 30, 2020 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the VIEs and the VIEs’ subsidiaries:

	As of September 30,
	2019	2020
	US$	US$
Cash and cash equivalents	39,919	67,257
Prepayment and other current assets	24,533	28,334
Total current assets	192,471	113,040
Total assets	314,943	271,168
Deferred revenue – current	93,364	104,929
Total current liabilities	137,478	174,978
Deferred revenue – non-current	33,564	33,928
Total non-current liabilities	36,004	64,007
Total liabilities	173,483	238,985

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Net revenues	151,146	183,893	197,110

Net income	29,532	36,393	33,439

Net cash provided by operating activities	44,054	41,568	29,294

Net cash used in investing activities	(44,414)	(20,517)	(3,127)

Net cash used in financing activities	(5,706)	—	(1,713)

Effects of exchange rate changes	(555)	(1,609)	2,884

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations. No creditor (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.